Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 22. Related Party Transactions

The Company made payments of $0.2 million, $0.2 million, and $0.2 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company recognized revenue of $2.3 million, $0.7 million, and $0.3 million for the years ended December 31, 2024, 2023 and 2022, respectively from CFL Ventures, in which the Company has a minority interest.

In the year ended December 31, 2024, the Company granted 236,197 RSUs to six current and former members of the board of directors, vesting between March 2025 and December 2025. In the year ended December 31, 2023, the Company granted 102,386 RSUs to four members of the board of directors, vesting between March 2024 and July 2024. In the year ended December 31, 2022, the Company granted 117,360 RSUs to three members of the board of directors, vesting between April 2023 and July 2023.

The Company recognized compensation cost of $0.7 million, $0.6 million, and $0.5 million during the years ended December 31, 2024, 2023 and 2022, respectively, in general and administrative expense in the consolidated statements of operations for awards granted to independent members of the board of directors.